Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Expenses by Nature and Function
NOTE 38. ADMINISTRATIVE EXPENSES

The Group presented its statement of comprehensive income by function. Under this method, expenses are classified according to their function as part of the item “Administrative Expenses”.
The table below provides the required additional information about expenses by nature and function as of the indicated dates:

	12.31.19	12.31.18	12.31.17
Fees and Remunerations for Services	2,923,608	1,871,436	798,039
Directors’ and Syndics’ Fees	163,364	267,962	206,878
Advertising and Publicity	2,173,881	1,966,072	1,904,029
Taxes	5,179,599	5,183,223	5,419,465
Maintenance and Repairs of Assets and Systems	3,607,570	2,177,628	1,593,519
Electricity and Communications	1,824,628	1,478,977	1,415,347
Representation and Travel Expenses	126,518	157,411	200,791
Stationery and Office Supplies	377,536	323,991	310,353
Rentals	99,745	1,271,205	1,135,870
Administrative Services under Contract	2,475,088	1,990,585	1,979,453
Security	978,697	859,185	961,166
Insurance	132,172	699,131	700,491
Armored Transportation Services	2,058,926	—	—
Others	2,195,589	6,488,143	5,562,703

Total	24,316,921	24,734,949	22,188,104